Label	Element	Value
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.30%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.06 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.70%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: 586.06 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $533.31 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $620.37 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(21.40%)